UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 48th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Eliav Assouline
Title:  Managing Member
Phone:  (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline              New York, New York          May 17, 2010
--------------------           ------------------------    ----------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $799,160
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-13254                       Axial Capital Institutional, LP

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION    MAGRS  SOLE  SHARED   NONE
AMEDISYS INC                  COM              023436108     9,678    175,257  SH        SHARED/DEFINED   1,2    0    175,257  0
APOLLO GROUP INC              CL A             037604105    11,961    195,155  SH        SHARED/DEFINED   1,2    0    195,155  0
BARCLAYS BK PLC               IPATH SHRT ETN   06740C527     8,428    401,148  SH        SHARED/DEFINED   1,2    0    401,148  0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109     7,662    317,403  SH        SHARED/DEFINED   1,2    0    317,403  0
COCA COLA ENTERPRISES INC     COM              191219104     8,907    322,004  SH        SHARED/DEFINED   1,2    0    322,004  0
COMCAST CORP NEW              CLA A SPL        20030N200    32,440  1,805,205  SH        SHARED/DEFINED   1,2    0  1,805,205  0
COVANTA HLDG CORP             COM              22282E102    48,048  2,884,014  SH        SHARED/DEFINED   1,2    0  2,884,014  0
ELECTRONIC ARTS INC           COM              285512109    16,007    857,828  SH        SHARED/DEFINED   1,2    0    857,828  0
EQUIFAX INC                   COM              294429105    18,793    524,943  SH        SHARED/DEFINED   1,2    0    524,943  0
FUEL SYS SOLUTIONS INC        COM              35952W103     3,194    100,000  SH        SHARED/DEFINED   1,2    0    100,000  0
GOOGLE INC                    CL A             38259P508     9,115     16,073  SH        SHARED/DEFINED   1,2    0     16,073  0
ISHARES TR INDEX              DJ US REAL EST   464287739    95,035  1,909,101  SH        SHARED/DEFINED   1,2    0  1,909,101  0
ISHARES TR INDEX              RUSSELL 2000     464287655    70,907  1,045,787  SH        SHARED/DEFINED   1,2    0  1,045,787  0
ITT EDUCATIONAL SERVICES INC  COM              45068B109    43,935    390,600  SH  PUT   SHARED/DEFINED   1,2    0    390,600  0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105    30,310  2,193,210  SH        SHARED/DEFINED   1,2    0  2,193,210  0
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100     9,716    218,786  SH        SHARED/DEFINED   1,2    0    218,786  0
QLT INC                       COM              746927102    27,929  5,476,229  SH        SHARED/DEFINED   1,2    0  5,476,229  0
QUALCOMM INC                  COM              747525103    17,614    419,775  SH        SHARED/DEFINED   1,2    0    419,775  0
SPDR DOW JONES INDL AVRG ETF  UT SER 1         78467X109   102,571    944,397  SH        SHARED/DEFINED   1,2    0    944,397  0
SPDR GOLD TRUST               GOLD SHS         78463V107    29,768    273,227  SH        SHARED/DEFINED   1,2    0    273,227  0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103   197,142  1,684,971  SH        SHARED/DEFINED   1,2    0  1,684,971  0


SK 21635 0002 1093974